Summary of significant accounting policies - Employee benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Continuing operations
Significant Accounting Policies [Line Items]
Total expense for the plans	$ 18,753	$ 2,938	$ 0
Discontinued operations.
Significant Accounting Policies [Line Items]
Total expense for the plans	$ 27,635	$ 59,702	$ 95,331